Other Long-Term Liabilities - Summary of Freight Tax Expenses Recorded in Other Long-Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Long-term Debt [Abstract]
Balance at January 1	$ 4,757	$ 5,449	$ 5,073
Freight tax expense(recovery)	594	(692)	376
Balance at December 31	$ 5,351	$ 4,757	$ 5,449